Net interest income (Tables)	12 Months Ended
Dec. 31, 2024
Net interest income [abstract]
Summary of net interest income

Net interest income[1]
in EUR million	2024	2023	2022		2024	2023	2022
Interest income on loans[2]	34,146	32,021	19,327	Interest expense on deposits[3]	15,105	11,940	3,506
Interest income on debt securities at amortised cost	1,204	877	591	Interest expense on debt securities in issue	5,254	4,014	1,722
Interest income on financial assets at fair value through OCI	1,481	1,078	511	Interest expense on subordinated loans	753	708	648
Interest income on non-trading derivatives (hedge accounting)	12,644	10,682	4,011	Interest expense on non-trading derivatives (hedge accounting)	13,767	11,849	4,144
Total interest income using effective interest rate method	49,474	44,658	24,439	Total interest expense using effective interest rate method	34,878	28,510	10,019

Interest income on financial assets at fair value through profit or loss	6,343	4,934	1,444	Interest expense on financial liabilities at fair value through profit or loss	5,479	4,410	1,237
Interest income on non-trading derivatives (no hedge accounting)	3,168	2,637	2,390	Interest expense on non-trading derivatives (no hedge accounting)	3,308	3,131	2,411
Interest income other	173	171	100	Interest expense on lease liabilities	27	28	15
Total other interest income	9,685	7,741	3,934	Interest expense other	178	157	98
				Total other interest expense	8,993	7,726	3,762

Total interest income	59,159	52,399	28,373	Total interest expense	43,871	36,237	13,780

				Net interest income	15,288	16,162	14,593
[1]    Table has been updated to a more aggregated view for presentation purposes and comparatives have been adjusted accordingly. Negative interest on assets and liabilities is no longer presented separately. Furthermore, interest expense on deposits from customers and banks is now presented on a combined basis within Interest expense on deposits. Refer to footnote 2 and 3.
[2]    Includes interest income on loans to customers and banks, cash balances as well as negative interest on liabilities. Negative interest on liabilities amounted to EUR 7 million (2023: EUR 19 million; 2022: EUR 887 million).
[3]    Includes interest paid on deposits from customers and banks, and negative interest on assets. Negative interest on assets amounted to EUR 1 million (2023: EUR nil; 2022: EUR 285 million).